General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses
General and Administrative Expenses

Note 13 – General and Administrative Expenses

	Year ended December 31,
	2023	2022	2021
		(in thousands)
Stock-based compensation	$649	$913	$1,225
Professional fees	908	1,084	897
Salaries and benefits	1,428	1,164	1,617
Rent and office-maintenance fees	261	401	530
Investor relations and business development expenses	14	59	242
Insurance and other expenses	663	1,035	1,150
	$3,923	$4,656	$5,661

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements